August 18, 1998





Securities & Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:	BNY Hamilton Funds, Inc.
	File #	33-47703
		811-6654
	Post-Effective Amendment # 11, Amendment # 14

Dear Sir or Madam:

Attached are supplements filed under Rule 497 of the Securities Act of 1933 pertaining to the above-noted Registrant's filing.

If there are any questions, please contact the undersigned at
(212) 495-3086.

Thank you for your attention to this matter.

Sincerely,





/s/ William A. Minovich
William A. Minovich
Assistant Treasurer
Mutual Fund Administration

WAM:cg

Attachments